Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 – Related Party Transactions

For the three months ended March 31, 2022 and 2021, the Company paid fees to a service provider that is a relative of a director for professional services in the amount of $0 and $9,900, respectively. At March 31, 2022 and December 31, 2021, the Company had outstanding payables to the aforementioned service provider of $0 and $5,000, respectively.

At March 31, 2022, the Company has amounts due to a director of the Company of approximately $210,434 which are expected to be repaid in the next twelve months.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2022

Note 12 – Related Party Transactions

For the years ended December 31, 2021 and 2020, the Company paid fees to a service provider that is a relative of a director for professional services in the amount of $28,100 and $54,500, respectively. At December 31, 2021, the Company had outstanding payables to the aforementioned service provider of $5,000.

At December 31, 2021, the Company has amounts due to a director of the Company of approximately $218,000 which are expected to be repaid in the next twelve months.